Intangible Assets (Details) - Schedule of Intangible Assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Net opening balance as of January 1, 2021	$ 107,789	$ 95,411
Gross balance	378,800	351,309
Accumulated amortisation	(281,249)	(243,520)
Net balance	$ 97,551	$ 107,789
Software development [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Average remaining useful life	2 years	2 years
Net opening balance as of January 1, 2021	$ 107,789	$ 95,411
Gross balance	378,800	351,309
Accumulated amortisation	(281,249)	(243,520)
Net balance	$ 97,551	$ 107,789